4. Convertible Notes: Schedule of Carrying Value of Convertible Notes as of December 31, 2014 and 2013 (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Carrying Value of Convertible Notes as of December 31, 2014 and 2013
	December 31, 2014	December 31, 2013
Face amount of the notes	-	$185,046
Less unamortized discount	-	(91,066)
Carrying Value	-	$93,980